Quarterly Results of Operations (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Total revenues	$ 1,066	$ 1,272	$ 1,045	$ 722	$ 1,047	$ 224	$ 544	$ 803	$ 4,105		$ 2,618		$ 4,101
Total benefits and expenses	681	1,234	837	637	825	148	416	639	3,389		2,028		3,577
Net income	364	126	193	85	243	76	101	158	768		578		471
Net income available to AHL shareholders – basic	$ 364	$ 126	$ 193	$ 85	$ 243	$ 76	$ 101	$ 142	768		$ 562		$ 456
Common Class A
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income available to AHL shareholders – basic									$ 214
Earnings per share
Basic (in USD per share)	$ 1.92	$ 0.68	$ 1.04	$ 0.46	$ 1.31	$ 0.41	$ 0.54	$ 0.99	$ 4.11	[1]	$ 3.21	[1]	$ 3.52	[1]
Diluted (in USD per share)	1.78	0.68	1.04	0.46	1.31	0.41	0.54	0.99	$ 4.02		3.21		3.47
Common Class B
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income available to AHL shareholders – basic									$ 553
Earnings per share
Basic (in USD per share)	1.94	0.85	1.03	0.47	1.30	0.39	0.56	1.01	$ 4.11		3.21		3.52
Diluted (in USD per share)	1.92	$ 0.68	$ 1.04	$ 0.46	$ 1.31	$ 0.41	$ 0.54	$ 0.99	$ 4.11		$ 3.21		$ 3.47
Common Class M-1
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income available to AHL shareholders – basic									$ 1
Earnings per share
Basic (in USD per share)	1.94								$ 4.11
Diluted (in USD per share)	$ 0.46								$ 0.20	[1]

[1]	Basic and diluted earnings per Class M-1 share was applicable only for the year ended December 31, 2016. Refer to Note 13 – Earnings Per Share for further discussion.